Goldman Sachs Financial Square Treasury Obligations Fund Average Annual Total Returns - Institutional Shares [Member] - Institutional Shares		12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.17%	3.16%	2.09%
Performance Inception Date	Apr. 25, 1990